Revenue - Summary Of Revenue From Contracts With Customers Of Russian Segment Is Disaggregated By Type Of Customer (Details) - RUB (₽) ₽ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	₽ 1,533,835	₽ 1,901,624	₽ 3,524,244	₽ 3,580,061
Russia
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	1,421,474	1,757,736	3,259,718	3,313,251
Key Accounts [Member] | Russia
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	604,245	643,181	1,292,596	1,214,283
Key Accounts [Member] | Moscow and St.Petersburg | Russia
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	433,024	491,334	928,422	928,697
Key Accounts [Member] | Other regions of Russia | Russia
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	171,221	151,847	364,174	285,586
Small And Medium Accounts [Member] | Russia
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	739,020	1,029,187	1,793,186	1,933,177
Small And Medium Accounts [Member] | Moscow and St.Petersburg | Russia
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	415,921	631,218	1,043,680	1,198,438
Small And Medium Accounts [Member] | Other regions of Russia | Russia
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	323,099	397,969	749,506	734,739
Foreign Customers [Member] | Russia
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	11,856	15,922	27,731	30,030
Other Customers [Member] | Russia
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	₽ 66,353	₽ 69,446	₽ 146,205	₽ 135,761